Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	LIVENTO Group, Inc.
Entity Central Index Key	0001593549
Entity Tax Identification Number	46-3999052
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	17 State Street
Entity Address, Address Line Two	Suite 4000
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(980)
Local Phone Number	432-8241
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false